EQUITY	9 Months Ended
Jun. 30, 2026
EQUITY

22.	EQUITY

The Company is authorized to issue an unlimited number of voting common shares and non-voting common shares, each without par value. At June 30, 2026, 54,069,407 voting common shares and 2,312,243 non-voting common shares were issued and outstanding, for a total of 56,381,650 common shares.

Share capital increased by $10,798,100 during the three months ended June 30, 2026 and by $27,632,943 during the nine months ended June 30, 2026. The three-month movements reflected 898,280 restricted share units settled under FAR Holdings arrangements; exercises of 745,606 stock options; exercises of 745,606 JGB First Warrants on a cashless basis; conversion of $600,000 of JGB principal into 150,000 common shares; conversion of $125,000 of October 2025 note principal, together with accrued interest, into 34,410 common shares; and related fair-value transfers to share capital.

Contributed surplus increased by $3,116,049 during the three months ended June 30, 2026 and by $3,927,216 during the nine months ended June 30, 2026, reflecting share-based compensation expense, reclassifications on exercises and settlements and other equity-award movements.

The following tables reconcile common shares, stock options, restricted share units and warrants. Three-month opening balances are at March 31, 2026 and nine-month opening balances are at September 30, 2025.

Common share continuity	Three months ended June 30, 2026	Nine months ended June 30, 2026
	#	#

Opening common shares	53,953,354	42,629,626
Subscriptions	—	375,000
Restricted share units settled	898,280	6,840,898
Advisory shares	—	175,000
Shares issued in the reverse takeover and debt settlements	—	4,362,954
Convertible notes and debt converted	184,410	402,566
Warrants exercised	600,000	850,000
Stock options exercised	745,606	745,606
Closing common shares	56,381,650	56,381,650

Option continuity	Three months ended June 30, 2026	Three months ended June 30, 2026 WAEP	Nine months ended June 30, 2026	Nine months ended June 30, 2026 WAEP
	#	$	#	$

Outstanding at beginning of period	1,018,033	2.22	908,033	2.05
Granted	454,546	5.55	614,546	4.91
Forfeited or cancelled	—	—	(50,000)	2.00
Exercised	(745,606)	2.04	(745,606)	2.04
Correction of fractional legacy records	300	—	300	—
Outstanding and exercisable at end of period	727,273	4.48	727,273	4.48

At June 30, 2026, the exercise prices of outstanding and exercisable options ranged from $4.00 to $5.55 per share, the weighted-average exercise price was $4.48 per share and the weighted-average remaining contractual life was 1.50 years.

	Three months ended June	Nine months ended June
Restricted-share-unit continuity	30, 2026	30, 2026
	#	#
Outstanding at beginning of period	200,000	4,847,610
Granted	1,673,280	2,968,280
Settled in common shares	(898,280)	(6,840,890)
Outstanding at end of period	975,000	975,000
Vested at end of period	775,000	775,000
Unvested at end of period	200,000	200,000

The 425,000 restricted share units granted on June 22, 2026 were vested at June 30, 2026 and settled in common shares on July 6, 2026.

Warrant continuity	Three months ended June 30, 2026	Three months ended June 30, 2026 WAEP	Nine months ended June 30, 2026	Nine months ended June 30, 2026 WAEP
	#	$	#	$

Outstanding at beginning of period	2,947,229	1.04	1,955,986	0.10
Granted	—	—	1,339,170	2.43
Exercised	(600,000)	0.10	(850,000)	0.10
Expired	—	—	(97,927)	3.60
Outstanding at end of period	2,347,229	1.28	2,347,229	1.28